Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Vessel operating expenses	$ 99,949,000	$ 94,536,000	$ 97,179,000
Depreciation of vessels and equipment	71,400,000	76,400,000	73,200,000
Interest costs capitalized to vessels and equipment	1,300,000	24,000	3,100,000
Spain [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Tax rate in Spain	30.00%
Number of vessels	2
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	3.00%
Conventional Tanker [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life in years	25 years
Liquefied Petroleum Gas [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life in years	30 years
Liquefied Natural Gas [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life in years	35 years
Reclassification from general and administrative expense [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Vessel operating expenses		8,200,000	8,100,000
Technical Management Fee [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Vessel operating expenses	$ 7,800,000